[DECHERT LLP LETTERHEAD]

December 15, 2011

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:          THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 98 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”), marked to indicate the changes effected in the Registration Statement by the Amendment.

The Amendment contains one prospectus, marked to show changes effected by the Amendment, and one statement of additional information (applicable to Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y Shares) relating to The Hartford Total Return Bond Fund (the “Fund”), and is being filed in connection with the annual update to the Fund’s prospectus and statement of additional information to update certain financial information and make other changes to the Fund’s disclosure documents.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2012.  No fees are required in connection with this filing.  Please contact me at (617) 728-7165 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Very truly yours,

/s/ Kathryn S. Cohen
Kathryn S. Cohen

cc:           John V. O’Hanlon